REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES

18. REVENUES

Revenue Recognition

Product and Sold Equipment

Product revenue is generated from cleaning, sanitizing, water and colloidal silica products sold to customers. In addition, the Company sells equipment which may be used in combination with its specialized products. Revenue recognized from product and sold equipment is recognized at the point in time when the obligations in the contract with the customer are satisfied, which generally occurs with the transfer of the product or delivery of the equipment.

Service and Lease Equipment

Service and lease equipment revenue is generated from providing services or leasing equipment to customers. Service offerings include installing or repairing certain types of equipment, activities that supplement or replace headcount at the customer location, or fulfilling deliverables included in the contract. Services provided in Other primarily includes services designed to detect, eliminate and prevent pests. Global Industrial segment services are associated with water treatment and paper process applications, Global Institutional & Specialty services include water treatment programs and process applications, and wash process solutions and Global Healthcare & Life Sciences services include pharmaceutical, personal care, infection and containment control solutions. Revenue recognized from leased equipment primarily relates to warewashing and water treatment equipment. Service revenue is recognized over time utilizing an input method and aligns with when the services are provided. Typically, revenue is recognized over time using costs incurred to date because the effort provided by the field selling and service organization represents services provided, which corresponds with the transfer of control. Revenue for leased equipment is accounted for under Topic 842 Leases and recognized on a straight-line basis over the length of the lease contract. Refer to Note 14 for additional information related to lease equipment.

Practical Expedients and Exemptions

The revenue standard can be applied to a portfolio of contracts with similar characteristics if it is reasonable that the effects of applying the standard at the portfolio would not be significantly different than applying the standard at the individual contract level. The Company applies the portfolio approach primarily within each operating segment by geographical region. Application of the portfolio approach was focused on those characteristics that have the most significant accounting consequences in terms of their effect on the timing of revenue recognition or the amount of revenue recognized. The Company determined the key criteria to assess with respect to the portfolio approach, including the related deliverables, the characteristics of the customers and the timing and transfer of goods and services, which most closely aligned within the operating segments. In addition, the accountability for the business operations, as well as the operational decisions on how to go to market and the product offerings, are performed at the operating segment level.

The following table shows principal activities, separated by reportable segments, from which the Company generates its revenue. For more information about the Company’s reportable segments, refer to Note 19.

Net sales at public exchange rates by reportable segment are as follows:

(millions)	2019	2018	2017
Global Industrial
Product and sold equipment	$5,174.1	$4,992.8	$4,679.9
Service and lease equipment	806.1	814.0	741.4
Global Institutional & Specialty
Product and sold equipment	3,701.9	3,673.5	3,446.8
Service and lease equipment	699.6	628.5	596.5
Global Healthcare & Life Sciences
Product and sold equipment	890.6	877.2	802.8
Service and lease equipment	82.2	62.3	49.9
Other
Product and sold equipment	362.4	360.1	421.7
Service and lease equipment	845.1	813.7	792.1
Total
Total product and sold equipment	$10,129.0	$9,903.6	$9,351.2
Total service and lease equipment	2,433.0	2,318.5	2,179.9

Net sales at public exchange rates by geographic region are as follows:

	Global Industrial			Global Institutional & Specialty
(millions)	2019	2018	2017	2019	2018	2017

United States	$2,668.1	$2,564.9	$2,371.5	$3,021.3	$2,899.0	$2,733.9
Europe	1,204.2	1,147.9	1,059.7	622.3	654.0	598.5
Asia Pacific	774.3	752.4	715.9	235.7	235.0	223.4
Latin America	525.8	512.1	488.6	162.2	161.5	159.9
Greater China	325.4	340.9	327.0	119.4	112.8	101.1
Canada	163.4	167.8	155.6	188.4	187.1	171.2
Middle East and Africa ("MEA")	319.0	320.8	303.0	52.2	52.6	55.3
Total	$5,980.2	$5,806.8	$5,421.3	$4,401.5	$4,302.0	$4,043.3

	Global Healthcare & Life Sciences			Other
(millions)	2019	2018	2017	2019	2018	2017

United States	$410.3	$395.7	$383.6	$710.8	$676.4	$753.5
Europe	513.8	506.4	434.0	268.4	272.1	255.1
Asia Pacific	22.5	12.3	11.6	74.5	77.5	68.5
Latin America	4.5	4.1	3.7	50.2	49.4	47.5
Greater China	2.0	1.4	1.3	66.5	59.4	52.5
Canada	5.2	5.7	5.4	19.1	21.0	19.6
MEA	14.5	13.9	13.1	18.0	18.0	17.1
Total	$972.8	$939.5	$852.7	$1,207.5	$1,173.8	$1,213.8

Net sales by geographic region were determined based on origin of sale. There were no sales from a single foreign country or individual customer that were material to the Company’s consolidated net sales. Sales of warewashing products were approximately 13% of consolidated net sales in 2019 and 2018 and 14% in 2017.

Contract Liability

Payments received from customers are based on invoices or billing schedules as established in contracts with customers. Accounts receivable are recorded when the right to consideration becomes unconditional. The contract liability relates to billings in advance of performance (primarily service obligations) under the contract. Contract liabilities are recognized as revenue when the performance obligation has been performed, which primarily occurs during the subsequent quarter.

	December 31	December 31
(millions)	2019	2018

Contract liability as of beginning of the year	$67.7	$66.9

Revenue recognized in the year from:
Amounts included in the contract liability at the beginning of the year	(67.7)	(66.9)

Increases due to billings excluding amounts recognized as revenue during the year ended	70.2	66.2
Business combinations	6.5	1.5

Contract liability as of end of year	$76.7	$67.7